Equipment and Leasehold Improvements, Net - Components of Equipment and Leasehold Improvements, Net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment [Line Items]
Equipment and leasehold improvements, gross	$ 1,273,456	$ 1,201,921
Less accumulated depreciation	(997,912)	(924,014)
Equipment and leasehold improvements, net	275,544	277,907	258,402
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment and leasehold improvements, gross	1,020,643	967,381
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Equipment and leasehold improvements, gross	189,655	174,568
Furniture, fixtures and other [Member]
Property, Plant and Equipment [Line Items]
Equipment and leasehold improvements, gross	$ 63,158	$ 59,972